Income Taxes (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)
Income Taxes [Abstract]
Balance	¥ 70,354		¥ 53,855		¥ 50,735
Change in unrecognized tax benefits				$ 825	(4,808)
Gross increase in tax positions	2,424		15,674		7,928
Balance	¥ 72,778	$ 10,482,000	¥ 70,354		¥ 53,855